INCOME TAXES (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 119,564,108	$ 113,235,679	$ 69,366,889